UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01884

Endowments
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - Capital Research and Management sm]

Endowments, Growth and Income PortfolioSM
Investment portfolio

April 30, 2007

unaudited

Common stocks — 87.76%	Shares	Market value

INFORMATION TECHNOLOGY — 19.37%
Microsoft Corp.	143,000	$4,281,420
Nokia Corp. (ADR)	130,000	3,282,500
Oracle Corp.[1]	147,000	2,763,600
Cisco Systems, Inc.[1]	65,000	1,738,100
Intel Corp.	80,000	1,720,000
International Business Machines Corp.	13,000	1,328,730
QUALCOMM Inc.	30,000	1,314,000
Motorola, Inc.	62,000	1,074,460
Google Inc., Class A1	2,200	1,037,036
Texas Instruments Inc.	28,000	962,360
Analog Devices, Inc.	20,000	772,400
Hewlett-Packard Co.	15,000	632,100
EMC Corp.[1]	40,000	607,200
Linear Technology Corp.	15,000	561,300
Dell Inc.[1]	18,000	453,780
		22,528,986

CONSUMER STAPLES — 14.03%
Wal-Mart Stores, Inc.	75,000	3,594,000
Altria Group, Inc.	46,500	3,204,780
PepsiCo, Inc.	32,000	2,114,880
Walgreen Co.	30,000	1,317,000
L’Oréal SA2	10,000	1,196,322
Bunge Ltd.	14,000	1,060,640
Avon Products, Inc.	26,500	1,054,700
Coca-Cola Co.	20,000	1,043,800
WD-40 Co.	26,000	899,080
Kraft Foods Inc., Class A	25,000	836,750
		16,321,952

HEALTH CARE — 12.09%
Medtronic, Inc.	48,000	2,540,640
Eli Lilly and Co.	29,000	1,714,770
Roche Holding AG2	8,000	1,510,899
Novo Nordisk A/S, Class B2	15,000	1,467,451
Pfizer Inc	52,000	1,375,920
Merck & Co., Inc.	25,000	1,286,000
Johnson & Johnson	19,000	1,220,180
Bristol-Myers Squibb Co.	33,000	952,380
Becton, Dickinson and Co.	11,000	865,590
Amgen Inc.[1]	9,000	577,260
Sanofi-Aventis[2]	6,000	550,446
		14,061,536

FINANCIALS — 10.77%
Berkshire Hathaway Inc., Class A1	20	2,184,000
Wells Fargo & Co.	60,000	2,153,400
Fannie Mae	36,000	2,121,120
American International Group, Inc.	16,000	1,118,560
Citigroup Inc.	20,000	1,072,400
Bank of America Corp.	20,000	1,018,000
Wachovia Corp.	17,000	944,180
Lincoln National Corp.	12,000	853,800
Marsh & McLennan Companies, Inc.	17,000	539,920
U.S. Bancorp	15,000	515,250
		12,520,630

INDUSTRIALS — 9.64%
General Electric Co.	76,000	2,801,360
United Parcel Service, Inc., Class B	29,000	2,042,470
Lockheed Martin Corp.	17,000	1,634,380
Caterpillar Inc.	20,000	1,452,400
Northrop Grumman Corp.	15,000	1,104,600
Avery Dennison Corp.	15,000	933,000
Illinois Tool Works Inc.	13,000	667,030
3M Co.	7,000	579,390
		11,214,630

CONSUMER DISCRETIONARY — 8.63%
Target Corp.	30,000	1,781,100
Time Warner Inc.	80,000	1,650,400
Lowe’s Companies, Inc.	54,000	1,650,240
Walt Disney Co.	30,000	1,049,400
Vivendi SA2	22,000	907,911
Idearc Inc.	26,000	903,500
Home Depot, Inc.	22,000	833,140
Carnival Corp., units	13,000	635,570
Gannett Co., Inc.	11,000	627,660
		10,038,921

ENERGY — 8.36%
Exxon Mobil Corp.	48,000	3,810,240
Chevron Corp.	25,000	1,944,750
ConocoPhillips	23,000	1,595,050
Schlumberger Ltd.	20,000	1,476,600
Royal Dutch Shell PLC, Class A (ADR)	13,000	901,550
		9,728,190

MATERIALS — 1.95%
Air Products and Chemicals, Inc.	13,000	994,500
Alcoa Inc.	20,000	709,800
International Paper Co.	15,000	565,800
		2,270,100

TELECOMMUNICATION SERVICES — 1.81%
Verizon Communications Inc.	25,000	954,500
Sprint Nextel Corp., Series 1	36,000	721,080
Vodafone Group PLC[2]	150,000	428,247
		2,103,827

MISCELLANEOUS — 1.11%
Other common stocks in initial period of acquisition		1,295,900

Total common stocks (cost: $79,425,269)		102,084,672

Short-term securities — 12.62%	Principal amount (000)

Atlantic Industries 5.22% due 5/8/2007[3]	$2,000	1,997,674
Jupiter Securitization Co., LLC 5.26% due 5/16/2007[3]	1,900	1,895,555
CIT Group, Inc. 5.26% due 6/7/2007[3]	1,725	1,715,420
Abbott Laboratories 5.23% due 5/11/2007[3]	1,700	1,697,281
Clipper Receivables Co., LLC 5.30% due 5/1/2007[3]	1,500	1,499,779
Freddie Mac 5.145% due 5/25/2007	1,200	1,195,701
Harley-Davidson Funding Corp. 5.21% due 5/25/2007[3]	1,100	1,096,166
Ranger Funding Co. LLC 5.25% due 5/24/2007[3]	1,100	1,096,142
Kimberly-Clark Worldwide Inc. 5.21% due 5/2/2007[3]	1,000	999,710
Ciesco LLC 5.27% due 5/4/2007[3]	1,000	999,413
Paccar Financial Corp. 5.21% due 7/16/2007	500	494,474

Total short-term securities (cost: $14,687,094)		14,687,315

Total investment securities (cost: $94,112,363)		116,771,987
Other assets less liabilities		(439,267)

Net assets		$116,332,720

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,061,276.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. In practice, restricted securities in this fund are typically as liquid as unrestricted securities. The total value of all such restricted securities was $12,997,140, which represented 11.17% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information

Gross unrealized appreciation on investment securities	$23,501,819
Gross unrealized depreciation on investment securities	(842,195)
Net unrealized appreciation on investment securities	22,659,624
Cost of investment securities for federal income tax purposes	94,112,363

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

Endowments, Bond PortfolioSM
Investment portfolio

April 30, 2007

unaudited

Bonds & notes — 88.37%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 43.52%
Financials — 21.80%
Residential Capital Corp. 6.457% 2009[1]	$500	$499,359
General Motors Acceptance Corp. 7.25% 2011	455	462,981
Residential Capital Corp. 6.50% 2013	250	250,173
General Motors Acceptance Corp. 7.56% 2014[1]	250	254,706
Washington Mutual, Inc. 5.65% 2012[1]	650	647,422
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	400	396,335
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	300	299,570
Ford Motor Credit Co. 7.375% 2009	150	150,200
Ford Motor Credit Co. 7.875% 2010	650	653,897
AIG SunAmerica Global Financing VII 5.85% 2008[2]	125	125,773
American General Finance Corp., Series I, 5.40% 2015	250	249,613
ILFC E-Capital Trust II 6.25% 2065[1,2]	255	261,728
American International Group, Inc., Series A-1, 6.25% 2087[1]	125	124,837
Hospitality Properties Trust 6.75% 2013	215	226,712
Hospitality Properties Trust 6.30% 2016	400	415,583
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	264,694
DBS Bank Ltd. 5.966% 2021[1,2]	250	258,784
Lincoln National Corp. 7.00% 2066[1]	485	513,071
TuranAlem Finance BV 8.50% 2015[2]	400	405,000
TuranAlem Finance BV 8.25% 2037[2]	100	100,750
Standard Chartered PLC 6.409% (undated)[1,2]	500	498,678
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	375	378,604
Simon Property Group, LP 4.875% 2010	125	124,177
Simon Property Group, LP 5.60% 2011	250	254,247
Resona Bank, Ltd. 5.85% (undated)[1,2]	375	373,828
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	102,063
Abbey National PLC 6.70% (undated)[1]	250	253,652
Banco Santander-Chile 5.375% 2014[2]	300	300,353
CNA Financial Corp. 6.50% 2016	250	259,750
Fifth Third Capital Trust IV 6.50% 2067[1]	250	252,265
State Street Capital Trust IV 6.355% 2077[1]	250	251,542
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	249,680
Berkshire Hathaway Finance Corp. 4.125% 2010	250	245,119
CIT Group Inc. 6.10% 2067[1]	250	241,279
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	200	207,063
UniCredito Italiano SpA 5.584% 2017[1,2]	200	202,958
QBE Capital Funding II LP 6.797% (undated)[1,2]	200	202,094
MBNA Global Capital Funding, Series B, 6.16% 2027[1]	200	198,302
Kimco Realty Corp., Series C, 4.82% 2014	200	193,238
SLM Corp., Series A, 4.50% 2010	200	190,897
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	189,126
JPMorgan Chase Capital XX, Series T, 6.55% 2066	175	179,406
Nationwide Mutual Insurance Co. 7.875% 2033[2]	125	149,884
Downey Financial Corp. 6.50% 2014	150	149,805
First Industrial, LP 6.875% 2012	125	132,742
Rouse Co. 7.20% 2012	125	131,152
United Dominion Realty Trust, Inc. 6.50% 2009	125	128,719
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	128,668
ORIX Corp. 5.48% 2011	125	125,840
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,2]	125	124,020
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	121,353
		13,101,692

Consumer discretionary — 5.70%
Federated Retail Holdings, Inc. 5.35% 2012	400	400,223
Federated Retail Holdings, Inc. 5.90% 2016	300	302,054
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	647,756
Tele-Communications, Inc. 9.80% 2012	215	255,177
Comcast Corp. 6.50% 2017	150	159,579
MDC Holdings, Inc. 5.50% 2013	150	143,491
MDC Holdings, Inc. 5.375% 2014	250	233,968
D.R. Horton, Inc. 6.125% 2014	25	24,653
D.R. Horton, Inc. 5.25% 2015	300	276,777
D.R. Horton, Inc. 6.50% 2016	15	14,726
Ryland Group, Inc. 5.375% 2012	250	239,933
AOL Time Warner Inc. 7.625% 2031	125	141,803
Seminole Tribe of Florida 5.798% 2013[2,3]	135	134,668
Toll Brothers, Inc. 5.15% 2015	140	128,436
Viacom Inc. 6.875% 2036	125	126,992
Hyatt Equities, LLC 6.875% 2007[2]	125	125,128
Centex Corp. 6.50% 2016	70	68,811
		3,424,175

Telecommunication services — 4.95%
SBC Communications Inc. 6.25% 2011	250	259,591
AT&T Wireless Services, Inc. 7.875% 2011	100	109,634
AT&T Wireless Services, Inc. 8.125% 2012	500	563,348
SBC Communications Inc. 5.625% 2016	150	151,374
BellSouth Corp. 6.55% 2034	100	104,572
Nextel Communications, Inc., Series E, 6.875% 2013	500	514,332
Nextel Communications, Inc., Series D, 7.375% 2015	150	155,312
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	300	323,668
France Télécom 7.75% 2011[1]	250	272,557
Embarq Corp. 6.738% 2013	250	260,154
Verizon Communications Inc. 6.25% 2037	150	150,821
Telecom Italia Capital SA 7.20% 2036	100	107,317
		2,972,680

Industrials — 4.29%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	396,309
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	182	201,908
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	265,514
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	158,682
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	200	206,475
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	143	150,737
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	323	340,600
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014[3]	120	127,103
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	143	142,823
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	260	264,772
General Electric Capital Corp., Series A, 6.00% 2012	125	129,987
USG Corp. 6.30% 2016[2]	125	125,129
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	67	66,661
		2,576,700

Utilities — 3.54%
FPL Energy American Wind, LLC 6.639% 2023[2,3]	248	258,364
FPL Energy National Wind, LLC 5.608% 2024[2,3]	219	218,216
Midwest Generation, LLC, Series B, 8.56% 2016[3]	84	92,089
Homer City Funding LLC 8.734% 2026[3]	292	338,135
Reliant Energy Resources Corp. 7.75% 2011	250	271,066
AES Ironwood, LLC 8.857% 2025[3]	226	254,871
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	219,864
Constellation Energy Group, Inc. 6.125% 2009	200	203,884
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	150	152,798
PSEG Power LLC 3.75% 2009	125	121,575
		2,130,862

Energy — 1.13%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	300	300,375
TransCanada PipeLines Ltd. 6.35% 2067	150	149,732
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	130	127,560
Qatar Petroleum 5.579% 2011[2,3]	100	100,587
		678,254

Materials — 0.85%
Alcoa Inc. 5.55% 2017	300	300,751
Norske Skogindustrier ASA 7.625% 2011[2]	105	110,924
Stora Enso Oyj 7.25% 2036[2]	100	102,965
		514,640

Health care — 0.79%
Cardinal Health, Inc. 6.75% 2011	250	263,366
Cardinal Health, Inc. 4.00% 2015	100	89,341
Amgen Inc. 4.00% 2009	125	121,972
		474,679

Consumer staples — 0.26%
Tyson Foods, Inc. 6.85% 2016[1]	150	157,125

Information technology — 0.21%
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	125	127,693

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3]— 27.75%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	500	531,121
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	260,567
Fannie Mae 4.50% 2020	480	465,439
Fannie Mae 6.00% 2021	23	23,315
Fannie Mae, Series 2001-4, Class GA, 10.25% 2025[1]	34	37,253
Fannie Mae 6.00% 2026	121	121,937
Fannie Mae 6.00% 2027	890	900,051
Fannie Mae 7.50% 2031	7	7,706
Fannie Mae, Series 2001-20, Class C, 12.078% 2031[1]	32	35,973
Fannie Mae 5.50% 2036	427	422,702
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	22	22,476
Freddie Mac 8.75% 2008	1	1,059
Freddie Mac 4.00% 2015	167	159,297
Freddie Mac 6.00% 2026	559	565,083
Freddie Mac 5.00% 2035	228	220,503
Freddie Mac 5.00% 2035	116	112,279
Freddie Mac 5.50% 2035	112	110,981
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	120	89,164
Freddie Mac, Series 3257, Class PA, 5.50% 2036	247	247,742
Freddie Mac, Series 3318, Class JT, 5.50% 2037	250	249,875
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	582	570,115
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	215	213,104
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.674% 2036[1]	167	167,396
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	320	326,424
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	200	200,674
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	300	300,953
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	500	497,042
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	250	245,203
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	199	195,704
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	181	181,033
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.014% 2035[1]	154	153,703
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	124	124,460
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	338	341,462
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	193	203,077
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	196,879
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	325,254
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	221	214,217
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.307% 2034[1]	307	300,802
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.321% 2030[1]	250	255,639
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.153% 2030[1]	250	255,627
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	247,316
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	250	246,661
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	246,192
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	125	124,425
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	101	102,428
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.648% 2036[1]	451	450,173
American Tower Trust, Series 2007-1A, Class D, 5.957% 2037[2]	200	200,000
American Tower Trust, Series 2007-1A, Class E, 6.249% 2037[2]	250	250,000
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	361	363,838
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	281	307,554
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	260,436
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	250	254,925
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	250	254,179
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	250	250,078
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	250	249,415
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	247,563
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	245,660
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	235	236,908
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	234	229,350
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[1]	53	52,260
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[1]	152	152,419
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	200	200,817
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	150	150,633
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	150	150,562
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	125	132,597
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	131,174
Residential Accredit Loans, Inc., Series 2003-QS14, Class A-1, 5.00% 2018	134	131,144
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	125	124,890
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	120	121,602
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	116	118,078
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.58% 2035[1]	98	98,061
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[1]	97	97,700
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	94	93,241
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.686% 2034[1]	77	75,529
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	58	58,160
Government National Mortgage Assn. 8.50% 2008	2	2,167
Government National Mortgage Assn. 10.00% 2020	43	48,412
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.508% 2027[1,2]	40	40,284
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.97% 2033[1]	38	37,105
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[1]	24	24,445
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	14	13,623
		16,675,295

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 15.00%
U.S. Treasury 4.50% 2011	1,715	1,714,468
U.S. Treasury 4.25% 2013[4]	3,650	3,596,966
U.S. Treasury 12.50% 2014	1,200	1,406,064
U.S. Treasury 11.25% 2015	800	1,144,248
U.S. Treasury 4.50% 2036	950	901,161
Fannie Mae 5.25% 2007	250	250,072
		9,012,979

MUNICIPALS — 1.26%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	260	278,735
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	168	168,959
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (preref. 2013)	125	138,369
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	125	123,179
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	50	50,180
		759,422

NON-U.S. GOVERNMENT BONDS & NOTES — 0.84%
Israeli Government 7.50% 2014	ILS935	267,474
Swedish Government 12.00% 2010	$200	236,531
		504,005

Total bonds & notes (cost: $52,345,796)		53,110,201

Preferred securities — 9.67%	Shares	Market value

FINANCIALS — 9.67%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[1,2]	375,000	$379,347
BNP Paribas 5.186% noncumulative[1,2]	300,000	289,556
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	150,000	167,198
Fannie Mae, Series O, 7.015%[1,2]	15,000	792,188
Banco Santander Central Hispano, SA 6.80%[2]	10,000	255,000
Banco Santander Central Hispano, SA 6.50%[2]	10,000	250,000
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual[1,2]	400,000	449,240
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	360,000	377,893
Deutsche Bank Capital Funding Trust I 7.872%[1,2]	300,000	316,255
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	300,000	307,200
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	285,000
ING Capital Funding Trust III 8.439% noncumulative[1]	250,000	275,925
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	250,000	264,678
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	10,000	263,900
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	250,000	255,781
Wachovia Capital Trust III 5.80%[1]	250,000	253,943
Freddie Mac 5.57%	10,000	250,825
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	242,967
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	135,548

Total preferred securities (cost: $5,675,403)		5,812,444

Short-term securities — 2.00%	Principal amount (000)

Clipper Receivables Co., LLC 5.30% due 5/1/2007[2]	$800	799,882
Estée Lauder Companies Inc. 5.25% due 5/1/2007[2]	400	399,942

Total short-term securities (cost: $1,199,824)		1,199,824

Total investment securities (cost: $59,221,023)		60,122,469
Other assets less liabilities		(24,299)

Net assets		$60,098,170

1Coupon rate may change periodically.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. In practice, restricted securities in this fund are typically as liquid as unrestricted securities. The total value of all such restricted securities was $16,848,612, which represented 28.04% of the net assets of the fund.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information

Gross unrealized appreciation on investment securities	$658,971
Gross unrealized depreciation on investment securities	(320,069)
Net unrealized appreciation on investment securities	338,902
Cost of investment securities for federal income tax purposes	59,783,567

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, and expenses of the funds. This and other important information is contained in the funds’ prospectus, which should be read carefully before investing.

MFGEFP-985-0607-S6930

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: June 28, 2007

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: June 28, 2007